Financial Instruments (Details) - Schedule of Currency Risk Affect Net Income - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Financial Instruments (Details) - Schedule of Currency Risk Affect Net Income [Line Items]
Financial assets	$ 592,491	$ 1,190,863
Financial liabilities	577,162	1,617,859
United States Dollars [Member]
Financial Instruments (Details) - Schedule of Currency Risk Affect Net Income [Line Items]
Financial assets	331,138	320,994
Financial liabilities	57,116	73,970
Bolivianos [Member]
Financial Instruments (Details) - Schedule of Currency Risk Affect Net Income [Line Items]
Financial assets	261,353	869,869
Financial liabilities	$ 520,046	$ 1,543,889